Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Class A ordinary shares subject to possible redemption, shares	21,733,619	22,040,218
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, authorized	5,000,000	5,000,000
Preference shares, issued	0	0
Preference shares, outstanding	0	0
Class A ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	3,266,381	2,959,782
Ordinary shares, outstanding	3,266,381	2,959,782
Class B ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	6,250,000	6,250,000
Ordinary shares, outstanding	6,250,000	6,250,000